SCHEDULE OF MAJOR RELATED PARTIES AND THEIR RELATIONSHIPS WITH GROUP (Details)	12 Months Ended
Dec. 31, 2025
Small Ye Group [Member]
Related Party Transaction [Line Items]
Nature of relationships	Controlled by Mr. Xiao Shanglue, Founder and CEO of the Group
Weixin [Member]
Related Party Transaction [Line Items]
Nature of relationships	An associate of the Group (incorporated in 2018)
Bixin [Member]
Related Party Transaction [Line Items]
Nature of relationships	An associate of the Group (incorporated in 2019)	[1]
Yunnong [Member]
Related Party Transaction [Line Items]
Nature of relationships	An associate of the Group (incorporated in 2019)	[1]
Jimi [Member]
Related Party Transaction [Line Items]
Nature of relationships	An associate of the Group (incorporated in 2020)
Jibi [Member]
Related Party Transaction [Line Items]
Nature of relationships	An associate of the Group (incorporated in 2020)
Yin Yu Guo [Member]
Related Party Transaction [Line Items]
Nature of relationships	An associate of the Group (incorporated in 2025)

[1]	The investments in these associates were disposed by the Group in 2024 and 2025.